Summary of Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012
Summary of operating leases
2013	$ 216,132	$ 217,464
2014	194,108	191,471
2015	177,574	171,024
2016	156,587	152,248
2017	130,921	127,943
and thereafter	399,847	417,202
Operating Leases, Future Minimum Payments Due, Total	1,275,169	1,277,352
Aircraft Operating Leases
Summary of operating leases
2013	207,661	209,352
2014	186,978	184,249
2015	171,409	165,130
2016	151,911	147,580
2017	126,841	124,055
and thereafter	339,481	356,090
Operating Leases, Future Minimum Payments Due, Total	1,184,281	1,186,456
Building Land And Equipment Operating Leases
Summary of operating leases
2013	8,471	8,112
2014	7,130	7,222
2015	6,165	5,894
2016	4,676	4,668
2017	4,080	3,888
and thereafter	60,366	61,112
Operating Leases, Future Minimum Payments Due, Total	$ 90,888	$ 90,896